Derivatives and hedge accounting - Maturity derivatives designated in fair value hedging (Details) - Interest rate risk - Fair value hedges - Net payer and receiver swap number in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	54,523	48,574
Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(1,669)	(1,490)
Less than 1 month | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(15)	(83)
Less than 1 month | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(10)
1 to 3 months | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	1,295	2,654
1 to 3 months | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(55)	(102)
3 to 12 months | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	5,744	1,340
3 to 12 months | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(190)	(307)
1 to 2 year | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	5,727	7,213
1 to 2 year | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(260)	(286)
2 to 3 years | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	9,526	5,862
2 to 3 years | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(415)	(287)
3 to 4 years | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	9,153	3,772
3 to 4 years | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(216)	(357)
4 to 5 years | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	6,638	7,533
4 to 5 years | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(228)	(224)
>5 years | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	16,454	20,282
>5 years | Other FX derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(296)	73